CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Interest income:
Loans, including fees	$ 4,379	$ 4,548	$ 13,202	$ 13,804
Taxable securities	784	853	2,096	3,194
Non taxable securities	294	226	780	475
Federal funds sold and securities purchased under resale agreements	9	13	24	30
Other	8	10	25	31
Total interest income	5,474	5,650	16,127	17,534
Interest expense:
Deposits	425	738	1,395	2,473
Federal funds sold and securities sold under agreement to repurchase	9	8	27	26
Other borrowed money	470	575	1,433	1,746
Total interest expense	904	1,321	2,855	4,245
Net interest income	4,570	4,329	13,272	13,289
Provision for loan losses	129	115	379	416
Net interest income after provision for loan losses	4,441	4,214	12,893	12,873
Non-interest income:
Deposit service charges	387	395	1,115	1,159
Mortgage banking income	770	1,393	2,968	2,993
Investment advisory fees and non-deposit commissions	279	183	695	492
Gain (loss) on sale of securities	4	(35)	152	(62)
Gain (loss) on sale of other assets	(23)	(22)	7	(8)
Fair value loss adjustments	0	(20)	(2)	(57)
Other-than-temporary-impairment write-down on securities				(200)
Loss on early extinguishment of debt			(141)	(121)
Other	524	508	1,525	1,524
Total non-interest income	1,941	2,402	6,319	5,720
Non-interest expense:
Salaries and employee benefits	2,948	2,874	8,934	8,179
Occupancy	343	352	1,023	1,032
Equipment	310	307	907	877
Marketing and public relations	106	73	311	367
FDIC assessments	108	117	309	497
Other real estate expense	189	173	395	559
Amortization of intangibles	32	51	128	153
Other	921	876	2,712	2,679
Total non-interest expense	4,957	4,823	14,719	14,343
Net income before tax	1,425	1,793	4,493	4,250
Income taxes (benefit)	379	573	1,206	1,303
Net income	1,046	1,220	3,287	2,947
Preferred stock dividends and accretion		339		557
Preferred stock redemption costs		119		119
Net income available to common shareholders	$ 1,046	$ 881	$ 3,287	$ 2,271
Basic earnings per common share (in dollars per share)	$ 0.20	$ 0.19	$ 0.62	$ 0.60
Diluted earnings per common share (in dollars per share)	$ 0.20	$ 0.19	$ 0.62	$ 0.60